Investments in joint ventures	12 Months Ended
Dec. 31, 2018
Disclosure of joint ventures [abstract]
Disclosure of joint ventures [text block]
8	Investments in joint ventures

The Group has one investment in the joint venture RSPrint NV (Belgium).

The summarized financial information of RSPrint NV can be presented as follows:

in 000€	2018	2017**	2016
(Share in the) joint venture’s statement of financial position
Current assets	850	1,256	1,643
Non-current assets	114	212	186
Goodwill	−	−	−
Current liabilities	(756)	(692)	(1,118)
Non-current liabilities	(1,096)	(788)	−
Shareholders’ deficit (surplus)	888	12	(711)
(Share in the) joint venture income and expenses (loss)
Revenue	1,186	817	684
Profit (loss)²	(876)	(723)	(1,208)

² there are no discontinued operations

** restated based on 20F amendment filing June 2018

Total current assets include cash and cash equivalents for a total amount of K€175 per December 31, 2018 (2017: K€128; 2016: K€86). Profit (loss) include total deprecations and amortization for a total amount of K€30 in 2018 (2017: K€50; 2016: K€34).

The movement of the carrying value of the joint venture is as follows:

in 000€
Carrying value as of January 1, 2016	1,018
Share in loss	(1,018)
Carrying value as of December 31, 2016	−
Additional investment	500
Share in loss	(469)
Carrying value as of December 31, 2017	31
Additional investment	−
Transfer from receivables	444
Share in loss	(475)
Carrying value as of December 31, 2018	−